ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 16.0%
Auto Components 0.5%
Gentex	143,000	2,032
		2,032
Diversified Consumer Services 0.5%
Laureate (1)	42,000	2,010
		2,010
Hotels, Restaurants & Leisure 2.9%
International Game Technology	118,000	4,897
PF Chang's China Bistro (1)	34,000	1,180
The Cheesecake Factory (1)	76,000	2,067
Tim Hortons (2)	68,000	1,788
Wynn Resorts (1)	38,000	2,584
		12,516
Household Durables 1.6%
Garmin	58,000	2,829
Harman International	49,000	4,089
		6,918
Internet & Catalog Retail 1.1%
Amazon.com (1)	142,000	4,561
		4,561
Media 4.7%
Catalina Marketing	97,000	2,667
Citadel Broadcasting	119,000	1,119
Clear Channel Outdoor, Class A (1)	45,000	918
Discovery Holding, Class A (1)	161,000	2,328
Dreamworks Animation, Class A (1)	41,000	1,021
EchoStar Communications, Class A (1)	44,000	1,441
Getty Images (1)	54,000	2,683
Lamar Advertising (1)	109,000	5,822
XM Satellite Radio Holdings, Class A (1)	171,000	2,204
		20,203
Specialty Retail 4.7%
Advance Auto Parts	72,000	2,372
Bed Bath & Beyond (1)	82,000	3,137
Best Buy	56,000	3,000
CarMax (1)	62,000	2,586
O'Reilly Automotive (1)	96,000	3,188
PETsMART	151,000	4,190
Williams-Sonoma	59,000	1,911
		20,384
Total Consumer Discretionary		68,624
CONSUMER STAPLES 1.2%
Beverages 0.5%
Cott (1)	113,000	1,940
		1,940
Food & Staples Retailing 0.7%
Shoppers Drug Mart (CAD)	46,000	1,883
Whole Foods Market	22,000	1,308
		3,191
Total Consumer Staples		5,131
ENERGY 8.8%
Energy Equipment & Services 4.0%
BJ Services	183,000	5,514
Cameron International (1)	55,000	2,657
FMC Technologies (1)	80,000	4,296
Smith International	130,000	5,044
		17,511
Oil, Gas & Consumable Fuels 4.8%
Compton Petroleum (1)	56,000	559
CONSOL Energy	134,000	4,252
EOG Resources	87,000	5,659
Foundation Coal Holdings	41,000	1,327
Murphy Oil	65,000	3,091
Verasun Energy (1)	36,000	578
XTO Energy	120,000	5,055
		20,521
Total Energy		38,032
FINANCIALS 6.6%
Capital Markets 4.1%
E*TRADE Financial (1)	129,000	3,086
Eaton Vance	113,000	3,261
Investors Financial Services	49,000	2,111
Legg Mason	29,000	2,925
Nuveen Investments	53,000	2,715
TD Ameritrade Holding	200,000	3,770
		17,868
Commercial Banks 0.2%
SVB Financial Group (1)	17,000	759
		759
Insurance 2.3%
Assurant	85,000	4,540
Axis Capital Holdings	96,000	3,330
Principal Financial Group	35,000	1,900
		9,770

Total Financials		28,397
HEALTH CARE 17.8%

Biotechnology 5.8%
Alkermes (1)	104,000	1,648
Amylin Pharmaceuticals (1)	29,000	1,278
Cephalon (1)	94,000	5,805
Gilead Sciences (1)	29,000	1,992
Human Genome Sciences (1)	97,000	1,119
MedImmune (1)	173,000	5,053
Myogen (1)	41,000	1,438
Neurocrine Biosciences (1)	36,000	387
OSI Pharmaceuticals (1)	43,000	1,614
PDL Biopharma (1)	59,000	1,133
Theravance (1)	40,000	1,082
Vertex Pharmaceuticals (1)	72,000	2,423
		24,972
Health Care Equipment & Supplies 2.3%
C R Bard	17,000	1,275
Edwards Lifesciences (1)	88,000	4,100
Gen-Probe (1)	39,000	1,829
St. Jude Medical (1)	71,000	2,505
		9,709
Health Care Providers & Services 6.0%
Community Health System (1)	71,000	2,652
Coventry Health Care (1)	29,000	1,494
DaVita (1)	30,000	1,736
Health Management	133,000	2,780
Humana (1)	36,000	2,379
Laboratory Corporation of America (1)	21,000	1,377
Manor Care	113,000	5,908
Omnicare	78,000	3,361
Patterson Companies (1)	78,000	2,621
Triad Hospitals (1)	30,000	1,321
		25,629
Life Sciences Tools & Services 0.8%
Qiagen NV (1)	43,000	681
Thermo Electron (1)	70,000	2,753
		3,434
Pharmaceuticals 2.9%
Barr Pharmaceuticals (1)	83,000	4,311
Elan ADR (1)	223,000	3,430
Sepracor (1)	50,000	2,422
Valeant Pharmaceuticals	119,000	2,354
		12,517
Total Health Care		76,261
INDUSTRIALS & BUSINESS SERVICES 14.2%
Aerospace & Defense 2.8%
Alliant Techsystems (1)	41,000	3,324
Goodrich	67,200	2,723
Rockwell Collins	110,000	6,032
		12,079
Air Freight & Logistics 0.7%
UTi Worldwide	113,000	3,161
		3,161
Airlines 1.1%
Southwest Airlines	284,000	4,731
		4,731
Building Products 0.7%
American Standard	72,000	3,022
		3,022
Commercial Services & Supplies 2.7%
ChoicePoint (1)	82,000	2,936
Manpower	85,000	5,208
Resources Global Professionals (1)	21,000	563
Robert Half International	55,000	1,868
Viad	27,000	956
		11,531
Electrical Equipment 1.1%
AMETEK	113,000	4,921
		4,921
Industrial Conglomerates 1.6%
Roper Industries	152,000	6,800
		6,800
Machinery 2.3%
Danaher	37,000	2,541
ITT	57,000	2,922
Oshkosh Truck	83,000	4,189
		9,652
Trading Companies & Distributors 1.2%
Fastenal	68,000	2,623
MSC Industrial Direct	15,000	611
United Rentals (1)	88,000	2,046
		5,280
Total Industrials & Business Services		61,177
INFORMATION TECHNOLOGY 26.5%
Communications Equipment 2.5%
ADTRAN	58,000	1,383
Comverse Technology (1)	56,000	1,200
Harris	100,000	4,449
Juniper Networks (1)	225,000	3,888
		10,920
Computers & Peripherals 0.6%
Avid Technology (1)	64,000	2,331
		2,331
Electronic Equipment & Instruments 4.0%
Cogent (1)	96,000	1,318
Dolby Laboratories, Class A (1)	66,000	1,310
Flextronics (1)	254,000	3,210
FLIR Systems (1)	101,000	2,743
Jabil Circuit	124,000	3,543
Sunpower (1)	35,000	971
Symbol Technologies	285,000	4,235
		17,330
Internet Software & Services 2.9%
aQuantive (1)	98,000	2,315
CNET Networks (1)	242,000	2,318
Monster Worldwide (1)	93,000	3,366
VeriSign (1)	210,000	4,242
		12,241
IT Services 5.5%
CACI International, Class A (1)	51,000	2,806
Checkfree (1)	81,000	3,347
DST Systems (1)	85,000	5,242
Fidelity National Information	85,000	3,145
Global Payments	48,000	2,112
Iron Mountain (1)	102,400	4,397
Moneygram International	84,000	2,441
		23,490
Semiconductor & Semiconductor Equipment 6.5%
Altera (1)	188,000	3,455
Fairchild Semiconductor, Class A (1)	58,000	1,085
Intersil Holding, Class A	149,000	3,658
Marvell Technology Group (1)	200,000	3,874
Microchip Technology	85,000	2,756
National Semiconductor	115,000	2,706
PMC-Sierra (1)	301,000	1,788
Semtech (1)	57,000	727
Spansion, Class A (1)	85,000	1,417
Teradyne (1)	222,000	2,921
Xilinx	169,000	3,710
		28,097
Software 4.5%
Adobe Systems (1)	70,000	2,622
Amdocs (1)	100,000	3,960
Intuit (1)	65,000	2,086
Jack Henry & Associates	99,000	2,155
McAfee (1)	76,000	1,859
NAVTEQ (1)	101,000	2,637
Red Hat (1)	148,000	3,120
Salesforce.com (1)	30,000	1,076
		19,515

Total Information Technology		113,924

MATERIALS 0.7%

Metals & Mining 0.7%
Newmont Mining	28,000	1,197
Teck Cominco, Class B (CAD)	28,000	1,758
Total Materials		2,955

TELECOMMUNICATION SERVICES 6.3%

Diversified Telecommunication Services 1.5%
Telus (CAD)	73,000	4,118
Time Warner Telecom, Class A (1)	128,000	2,433
		6,551
Wireless Telecommunication Services 4.8%
American Tower Systems, Class A (1)	140,000	5,110
Crown Castle International (1)	185,000	6,519
Leap Wireless International (1)	57,000	2,764
Rogers Communications, Class B	92,000	5,048
SBA Communications (1)	43,000	1,046
		20,487
Total Telecommunication Services		27,038
Total Miscellaneous Common Stocks 0.2% (1)(3)		897
Total Common Stocks (Cost $299,147)		422,436
SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve
Investment Fund, 5.17% (4)(5)	7,596,595	7,597
Total Short-Term Investments (Cost $7,597)		7,597
SECURITIES LENDING COLLATERAL 0.4%
MONEY MARKET TRUST 0.4%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.251% (4)	1,836,000	1,836
Total Securities Lending Collateral (Cost $1,836)		1,836
Total Investments in Securities
100.5% of Net Assets (Cost $308,580)		$431,869

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(3)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
CAD	Canadian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Mid-Cap Equity Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $1,788,000; aggregate collateral consisted of $1,836,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $308,580,000. Net unrealized gain aggregated $123,289,000 at period-end, of which $136,263,000 related to appreciated investments and $12,974,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $308,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $7,597,000 and $4,842,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP VALUE FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 12.7%
Automobiles 0.8%
GM	46,500	1,547
		1,547
Diversified Consumer Services 0.4%
H&R Block	35,200	765
		765
Household Durables 1.2%
Newell Rubbermaid	83,100	2,353
		2,353
Internet & Catalog Retail 0.9%
Liberty Media Interactive, Class A (1)	90,100	1,836
		1,836
Media 7.6%
CBS, Class B	35,150	990
Comcast, Class A (1)	12,100	446
Comcast, Special Class A (1)	74,500	2,745
Disney	64,500	1,994
Dow Jones	36,650	1,229
Liberty Media Capital, Class A (1)	19,060	1,593
New York Times, Class A	67,800	1,558
Time Warner	187,150	3,412
Viacom, Class B (1)	33,550	1,247
		15,214
Specialty Retail 1.8%
Home Depot	68,600	2,488
RadioShack	65,300	1,261
		3,749
Total Consumer Discretionary		25,464
CONSUMER STAPLES 7.7%
Beverages 3.1%
Anheuser-Busch	61,600	2,927
Coca-Cola	74,000	3,306
		6,233
Food & Staples Retailing 1.2%
Wal-Mart	47,900	2,362
		2,362
Food Products 1.5%
Campbell Soup	35,150	1,283
General Mills	29,500	1,670
		2,953
Personal Products 1.1%
Avon	70,600	2,165
		2,165
Tobacco 0.8%
Altria Group	22,600	1,730
		1,730
Total Consumer Staples		15,443
ENERGY 12.0%
Energy Equipment & Services 2.2%
Baker Hughes	66,600	4,542
		4,542
Oil, Gas & Consumable Fuels 9.8%
Chevron	76,200	4,942
ExxonMobil	75,200	5,046
Murphy Oil	50,100	2,382
Royal Dutch Shell ADR, Class A	30,300	2,003
Total ADR	79,700	5,256
		19,629
Total Energy		24,171
FINANCIALS 26.8%
Capital Markets 6.7%
Ameriprise Financial	39,308	1,843
Charles Schwab	33,800	605
Mellon Financial	70,900	2,772
Merrill Lynch	32,250	2,523
Morgan Stanley	44,100	3,215
State Street	39,400	2,459
		13,417
Commercial Banks 3.0%
Fifth Third Bancorp	67,800	2,582
U.S. Bancorp	105,850	3,516
		6,098
Consumer Finance 1.0%
American Express	34,040	1,909
		1,909
Diversified Financial Services 7.8%
Bank of America	109,600	5,871
Citigroup	66,033	3,280
J.P. Morgan Chase	140,386	6,593
		15,744
Insurance 7.4%
American International Group	44,100	2,922
Genworth Financial, Class A	37,500	1,313
Hartford Financial Services	26,900	2,334
Lincoln National	26,700	1,657
Marsh & McLennan	151,700	4,270
St. Paul Travelers Companies	48,200	2,260
		14,756
Thrifts & Mortgage Finance 0.9%
Fannie Mae	31,900	1,784
		1,784
Total Financials		53,708
HEALTH CARE 8.7%
Health Care Equipment & Supplies 0.5%
Boston Scientific (1)	72,300	1,070
		1,070
Pharmaceuticals 8.2%
Bristol Myers Squibb	40,000	997
Johnson & Johnson	51,000	3,312
Merck	95,700	4,010
Pfizer	130,000	3,687
Schering-Plough	92,600	2,045
Wyeth	45,050	2,290
		16,341
Total Health Care		17,411
INDUSTRIALS & BUSINESS SERVICES 10.9%
Aerospace & Defense 2.8%
Honeywell International	82,600	3,378
Raytheon	47,150	2,264
		5,642
Commercial Services & Supplies 1.4%
Waste Management	79,100	2,901
		2,901
Industrial Conglomerates 4.9%
GE	182,100	6,428
Tyco International	121,850	3,411
		9,839
Road & Rail 1.8%
Union Pacific	40,700	3,582
		3,582
Total Industrials & Business Services		21,964
INFORMATION TECHNOLOGY 6.0%
Communications Equipment 1.1%
Cisco Systems (1)	94,300	2,169
		2,169
Computers & Peripherals 1.5%
IBM	37,700	3,089
		3,089
Semiconductor & Semiconductor Equipment 1.3%
Intel	126,800	2,608
		2,608
Software 2.1%
Microsoft	155,400	4,247
		4,247
Total Information Technology		12,113
MATERIALS 4.2%
Chemicals 1.8%
Dow Chemical	27,250	1,062
DuPont	58,040	2,486
		3,548
Metals & Mining 0.5%
Nucor	22,200	1,099
		1,099
Paper & Forest Products 1.9%
Bowater	34,600	712
International Paper	88,000	3,047
		3,759
Total Materials		8,406
TELECOMMUNICATION SERVICES 5.2%
Diversified Telecommunication Services 3.4%
AT&T	88,300	2,875
Qwest Communications International (1)	161,500	1,408
Verizon Communications	66,500	2,469
		6,752
Wireless Telecommunication Services 1.8%
Alltel	23,000	1,277
Sprint Nextel	136,750	2,345
		3,622
Total Telecommunication Services		10,374
UTILITIES 4.1%
Electric Utilities 1.3%
Entergy	33,900	2,652
		2,652
Multi-Utilities 2.8%
Duke Energy	91,250	2,756
NiSource	124,900	2,715
		5,471
Total Utilities		8,123
Total Common Stocks (Cost $171,337)		197,177
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.4%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	2,887,508	2,888
		2,888
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 4.742%, 11/02/06	400,000	398
		398
Total Short-Term Investments (Cost $3,286)		3,286
Total Investments in Securities
99.9% of Net Assets (Cost $174,623)		$200,463

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Value Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Value Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $174,623,000. Net unrealized gain aggregated $25,840,000 at period-end, of which $28,995,000 related to appreciated investments and $3,155,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $187,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $2,888,000 and $10,131,000, respectively.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.4%
Strattec Security (1)	17,500	670
TRW (1)	37,600	905
		1,575
Automobiles 0.0%
Winnebago	2,400	75
		75
Distributors 0.2%
Keystone Automotive (1)	29,000	1,102
		1,102
Diversified Consumer Services 1.1%
Corinthian Colleges (1)	144,000	1,557
Matthews International, Class A	83,600	3,077
		4,634
Hotels, Restaurants & Leisure 3.2%
Applebee's	58,737	1,263
BJ's Restaurants (1)	48,100	1,059
CEC Entertainment (1)	27,100	854
Panera Bread, Class A (1)	31,500	1,835
PF Chang's China Bistro (1)	26,500	920
Red Robin Gourmet Burgers (1)	46,200	2,130
Ruby Tuesday	21,100	595
Sonic (1)	115,650	2,615
Texas Roadhouse (1)	13,800	169
The Cheesecake Factory (1)	78,850	2,144
		13,584
Household Durables 0.4%
Jarden (1)	50,475	1,664
		1,664
Internet & Catalog Retail 0.3%
priceline.com (1)	34,700	1,277
		1,277
Leisure Equipment & Products 1.1%
Brunswick	46,200	1,441
MarineMax (1)	43,200	1,099
Polaris Industries	5,100	210
Pool	47,212	1,818
		4,568
Media 0.9%
Emmis Communications (1)	43,400	532
Entercom Communications	30,200	761
Scholastic (1)	74,800	2,330
Young Broadcasting (1)	34,500	79
		3,702
Multiline Retail 0.2%
Big Lots (1)	48,100	953
		953
Specialty Retail 4.4%
AC Moore Arts & Crafts (1)	18,900	360
AnnTaylor Stores (1)	101,250	4,238
Borders Group	95,300	1,944
Christopher & Banks	54,075	1,594
Cost Plus (1)	62,600	749
Hibbett Sporting Goods (1)	54,400	1,424
Hot Topic (1)	87,500	975
J Crew Group (1)	10,800	325
Monro Muffler Brake	54,200	1,843
Petco (1)	87,700	2,512
Select Comfort (1)	24,300	532
The Finish Line, Class A	30,300	382
Zumiez (1)	55,800	1,507
		18,385
Textiles, Apparel & Luxury Goods 0.4%
Under Armour (1)	16,600	665
Warnaco Group (1)	48,000	928
		1,593

Total Consumer Discretionary		53,112
CONSUMER STAPLES 1.5%
Food & Staples Retailing 1.1%
Casey's General Stores	94,200	2,098
Pantry (1)	32,200	1,815
Wild Oats Markets (1)	56,700	917
		4,830
Food Products 0.2%
Seneca Foods, Class B (1)	7,100	195
Seneca Foods, Class A (1)	18,600	504
		699
Personal Products 0.2%
Bare Escentuals (1)	8,900	242
Chattem (1)	17,400	611
		853
Total Consumer Staples		6,382
ENERGY 5.4%
Energy Equipment & Services 3.4%
FMC Technologies (1)	72,800	3,909
Grant Prideco (1)	17,600	669
Hanover Compressor (1)	92,800	1,691
Hydril (1)	19,600	1,099
Input/Output (1)	89,700	891
Key Energy Services (1)	14,700	200
Seacor Holdings (1)	52,800	4,356
Superior Well Services (1)	2,500	50
Union Drilling (1)	27,900	307
W-H Energy Services (1)	28,800	1,194
		14,366
Oil, Gas & Consumable Fuels 2.0%
Bill Barrett (1)	75,000	1,842
Forest Oil (1)	88,200	2,786
Foundation Coal Holdings	55,100	1,784
Geomet (1)	13,000	122
Mariner Energy (1)	92,457	1,698
		8,232

Total Energy		22,598
FINANCIALS 18.8%

Capital Markets 2.3%
Affiliated Managers Group (1)	31,500	3,154
Investors Financial Services	49,100	2,115
Marketaxess Holdings (1)	57,100	598
Penson Worldwide (1)	45,900	824
Piper Jaffray Cos (1)	47,200	2,861
		9,552
Commercial Banks 6.8%
Boston Private Financial	45,700	1,274
Cascade Bancorp	48,100	1,806
Chittenden	113,250	3,249
Citizens Banking	91,900	2,413
Frontier Financial	42,750	1,109
Glacier Bancorp	66,022	2,256
Pinnacle Financial Partners (1)	41,600	1,489
Placer Sierra Bancshares	54,600	1,213
Preferred Bk La Ca	12,900	774
Prosperity Bancshares	60,500	2,059
Provident Bankshares	53,800	1,993
Sandy Spring Bancorp	40,600	1,436
Signature Bank (1)	37,800	1,169
Texas Capital Bancshares (1)	44,800	839
Valley National Bancorp	92,549	2,367
WestAmerica	66,800	3,374
		28,820
Insurance 4.6%
Aspen Insurance Holdings	74,700	1,930
Assured Guaranty	110,500	2,865
Bristol West Holdings	77,800	1,132
Horace Mann Educators	50,900	979
Infinity Property & Casualty	60,300	2,480
Markel (1)	6,500	2,669
National Financial Partners	20,600	845
Ohio Casualty	146,000	3,777
PartnerRe	24,700	1,669
Selective Insurance	21,200	1,115
		19,461
Real Estate Investment Trusts (REITs) 3.1%
DiamondRock Hospitality, REIT	58,400	970
EastGroup Properties, REIT	51,900	2,588
Equity Lifestyle Properties, REIT	15,600	713
Essex Property Trust, REIT	6,400	777
Glenborough Realty Trust, REIT	43,900	1,129
LaSalle Hotel Properties, REIT	27,600	1,196
Parkway Properties, REIT	21,100	981
PS Business Parks, REIT	33,000	1,990
Reckson Associates Realty, REIT	13,284	569
Washington SBI, REIT	49,700	1,978
		12,891
Thrifts & Mortgage Finance 2.0%
First Niagara Financial	137,600	2,006
Harbor Florida Bancshares	88,500	3,922
NewAlliance Bancshares	170,800	2,502
		8,430

Total Financials		79,154

HEALTH CARE 14.4%

Biotechnology 3.9%
Alexion Pharmaceutical (1)	24,300	826
Alkermes (1)	61,400	973
Altus Pharmaceuticals (1)	9,373	150
Amylin Pharmaceuticals (1)	26,000	1,146
Cephalon (1)	20,476	1,264
Cubist Pharmaceuticals (1)	49,900	1,085
CV Therapeutics (1)	10,200	114
Cytokinetics (1)	4,800	31
deCode genetics (1)	49,800	274
Incyte Genomics (1)	97,850	414
InterMune (1)	70,000	1,149
Martek Biosciences (1)	45,000	968
Memory Pharmaceuticals (1)	26,300	27
Myogen (1)	28,000	982
Myriad Genetics (1)	57,100	1,407
Neurocrine Biosciences (1)	26,300	283
NPS Pharmaceuticals (1)	10,700	41
ONYX Pharmaceuticals (1)	23,800	411
Rigel Pharmaceuticals (1)	43,000	441
Senomyx (1)	38,500	592
Tercica (1)	31,300	167
Theravance (1)	19,200	519
Trimeris (1)	27,600	243
Vertex Pharmaceuticals (1)	84,262	2,835
		16,342
Health Care Equipment & Supplies 4.6%
Analogic	23,900	1,227
DJO (1)	41,400	1,719
Edwards Lifesciences (1)	33,000	1,537
Greatbatch (1)	44,300	1,002
Home Diagnostics (1)	12,600	165
Integra LifeSciences (1)	71,500	2,680
Northstar Neuroscience (1)	20,300	268
NuVasive (1)	35,900	722
Nxstage Medical (1)	40,600	356
ResMed (1)	117,700	4,737
Stereotaxis (1)	31,100	322
Steris	57,100	1,374
Thoratec (1)	78,000	1,218
Wright Medical Group (1)	81,600	1,979
		19,306
Health Care Providers & Services 4.3%
AMERIGROUP (1)	47,800	1,413
Centene (1)	81,500	1,340
Healthspring (1)	23,200	447
Henry Schein (1)	74,200	3,720
LifePoint Hospitals (1)	73,500	2,596
Odyssey Healthcare (1)	17,500	248
Sunrise Senior Living (1)	160,200	4,785
Symbion (1)	48,000	881
United Surgical Partners International (1)	98,500	2,446
Visicu (1)	2,700	24
VistaCare, Class A (1)	32,600	339
		18,239
Life Sciences Tools & Services 0.2%
Exelixis (1)	50,300	438
Nektar Therapeutics (1)	16,100	232
		670
Pharmaceuticals 1.4%
Alexza Pharmaceuticals (1)	15,000	122
Atherogenics (1)	62,100	818
Inspire Pharmaceuticals (1)	80,100	408
Medicines Company (1)	39,200	884
Medicis Pharmaceutical, Class A	66,100	2,138
Noven Pharmaceuticals (1)	52,400	1,264
Xenoport (1)	22,900	467
		6,101
Total Health Care		60,658
INDUSTRIALS & BUSINESS SERVICES 18.3%
Aerospace & Defense 2.2%
Argon ST (1)	26,300	630
Armor Holdings (1)	62,600	3,589
Moog, Class A (1)	56,100	1,945
Teledyne Technologies (1)	80,000	3,168
		9,332
Air Freight & Logistics 1.2%
EGL (1)	71,000	2,587
Pacer International	19,800	550
UTi Worldwide	66,600	1,863
		5,000
Airlines 0.2%
Frontier Airlines Holdings (1)	45,600	376
Midwest Air Group (1)	32,500	256
		632
Building Products 0.1%
Trex (1)	22,800	551
		551
Commercial Services & Supplies 4.3%
Angelica	38,700	658
G & K Services, Class A	53,800	1,960
Herman Miller	93,600	3,202
Kforce (1)	79,300	946
LECG (1)	80,200	1,505
Multi-Color	24,600	707
Pike Electric (1)	43,600	650
Resources Global Professionals (1)	92,500	2,478
Ritchie Bros Auctioneers	41,400	2,219
Synagro Technologies	139,500	589
Waste Connections (1)	57,800	2,191
West Corporation (1)	19,300	932
		18,037
Construction & Engineering 0.3%
Insituform Technologies (1)	44,900	1,090
		1,090
Electrical Equipment 2.5%
A.O. Smith	102,100	4,026
Baldor Electric	105,800	3,262
Belden CDT	72,800	2,783
Woodward Governor	18,000	603
		10,674
Machinery 5.4%
3-D Systems (1)	26,200	481
Accuride (1)	88,000	969
Actuant, Class A	63,960	3,204
Cascade	23,600	1,077
ESCO Technologies (1)	32,400	1,492
Graco	61,700	2,410
Harsco	54,400	4,224
IDEX	26,100	1,124
Lindsay Manufacturing	64,600	1,857
RBC Bearings (1)	55,300	1,336
Toro	104,700	4,415
		22,589
Road & Rail 0.8%
Heartland Express	35,645	559
Knight Transportation	112,100	1,900
Ryder System	18,000	930
		3,389
Trading Companies & Distributors 1.3%
Applied Industrial Technologies	34,800	849
Electro Rent (1)	39,100	665
H&E Equipment Services (1)	24,500	597
Interline Brands (1)	63,800	1,575
NuCo2 (1)	54,500	1,466
Transdigm Group (1)	13,300	325
		5,477

Total Industrials & Business Services		76,771

INFORMATION TECHNOLOGY 18.6%

Communications Equipment 0.9%
ADTRAN	65,000	1,550
Finisar (1)	282,300	1,025
IXIA (1)	44,100	393
Packeteer (1)	32,200	277
Tekelec (1)	28,100	364
		3,609
Computers & Peripherals 0.5%
Emulex (1)	57,700	1,049
Intermec (1)	16,400	432
Synaptics (1)	32,500	792
		2,273
Electronic Equipment & Instruments 2.6%
Cogent (1)	25,700	353
DTS (1)	36,900	782
Global Imaging Systems (1)	13,500	298
KEMET (1)	112,300	906
Littelfuse (1)	49,100	1,704
Mercury Computer Systems (1)	15,500	184
Methode Electronics	65,400	622
MTS Systems	52,300	1,691
National Instruments	31,000	847
Newport (1)	51,000	831
Orbotech (1)	46,700	1,107
Plexus (1)	21,000	403
Scansource (1)	34,100	1,034
		10,762
Internet Software & Services 2.0%
24/7 Media (1)	116,100	992
Bankrate (1)	36,800	977
CNET Networks (1)	155,900	1,494
Digital Insight (1)	34,800	1,020
Digital River (1)	31,100	1,590
Digitas (1)	72,500	697
Websense (1)	53,000	1,145
WebSideStory (1)	25,700	340
		8,255
IT Services 2.8%
CACI International, Class A (1)	40,800	2,245
Global Payments	67,800	2,984
Heartland Payment Systems	18,000	468
Iron Mountain (1)	29,325	1,259
Maximus	44,100	1,151
MPS Group (1)	153,400	2,318
RightNow Technologies (1)	75,100	1,172
		11,597
Semiconductor & Semiconductor Equipment 4.3%
AMIS Holdings (1)	44,600	423
Atheros Communications (1)	30,600	555
ATMI (1)	13,100	381
Brooks-Pri Automation (1)	69,700	910
Cabot Microelectronics (1)	22,700	654
Conexant Systems (1)	733,100	1,466
Credence Systems (1)	89,200	254
Cymer (1)	45,600	2,002
Entegris (1)	219,461	2,394
Exar (1)	73,100	971
FEI (1)	49,500	1,045
Lattice Semiconductor (1)	142,800	974
Microsemi (1)	14,000	264
MKS Instruments (1)	55,600	1,129
ON Semiconductor (1)	3,500	21
PDF Solutions (1)	86,300	946
Power Integrations (1)	42,600	835
Semtech (1)	107,300	1,369
Silicon Laboratories (1)	49,000	1,520
Virage Logic (1)	14,900	136
		18,249
Software 5.5%
Altiris (1)	44,900	947
Bottomline Technologies (1)	52,800	515
Catapult Communications (1)	23,900	200
FactSet Research Systems	63,800	3,099
FileNet (1)	69,900	2,435
Hyperion Solutions (1)	41,400	1,427
Internet Security Systems (1)	51,300	1,424
Jack Henry & Associates	171,100	3,725
Kronos (1)	56,000	1,909
Motive (1)	49,300	114
Open Solutions (1)	28,100	810
Progress Software (1)	47,800	1,243
Quest Software (1)	94,100	1,344
Red Hat (1)	47,400	999
SPSS (1)	28,000	698
THQ (1)	58,500	1,706
Wind River Systems (1)	69,600	745
		23,340

Total Information Technology		78,085
MATERIALS 4.0%

Chemicals 2.7%
Airgas	95,100	3,440
Arch Chemicals	66,000	1,878
Ferro	60,500	1,075
MacDermid	52,600	1,716
Material Sciences (1)	54,000	538
Minerals Technologies	33,200	1,773
Symyx Technologies (1)	36,600	775
		11,195
Containers & Packaging 0.2%
Chesapeake Corporation	47,500	680
Smurfit-Stone Container (1)	18,100	203
		883
Metals & Mining 1.1%
Gibraltar Industries	35,050	777
Lihir Gold (AUD) (1)	552,600	1,192
Meridian Gold (1)	102,500	2,548
		4,517
Total Materials		16,595
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.7%
Ntelos (1)	53,300	681
Premiere Global Services (1)	55,100	478
Time Warner Telecom, Class A (1)	85,100	1,618
		2,777
Wireless Telecommunication Services 0.1%
SBA Communications (1)	26,000	632
		632
Total Telecommunication Services		3,409
UTILITIES 2.2%
Electric Utilities 1.4%
Cleco	51,700	1,305
El Paso Electric (1)	36,200	808
Empire District Electronics	47,500	1,063
Unisource Energy	79,500	2,650
		5,826
Gas Utilities 0.6%
SEMCO Energy (1)	73,600	415
Southwest Gas	70,100	2,336
		2,751
Independent Power Producers & Energy Traders 0.2%
Black Hills	21,600	726
		726
Total Utilities		9,303
Total Common Stocks (Cost $289,749)		406,067
SHORT-TERM INVESTMENTS 3.3%
Money Market Funds 3.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	13,691,924	13,692
Total Short-Term Investments (Cost $13,692)		13,692
Total Investments in Securities
99.9% of Net Assets (Cost $303,441)		$419,759

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Affiliated company - see Note 3
(3)	Seven-day yield
AUD	Australian Dollar
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Small-Cap Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $303,441,000. Net unrealized gain aggregated $116,318,000 at period-end, of which $133,416,000 related to appreciated investments and $17,098,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $492,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $13,692,000 and $9,604,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 14.1%
Hotels, Restaurants & Leisure 3.2%
International Game Technology	204,600	8,491
Wynn Resorts (1)	67,400	4,584
		13,075
Household Durables 2.4%
Garmin	79,300	3,868
Harman International	72,100	6,016
		9,884
Internet & Catalog Retail 1.7%
Amazon.com (1)	218,500	7,018
		7,018
Media 3.0%
EchoStar Communications, Class A (1)	155,500	5,091
Lamar Advertising (1)	136,200	7,274
		12,365
Multiline Retail 3.8%
Kohl's (1)	141,800	9,206
Target	115,800	6,398
		15,604
Total Consumer Discretionary		57,946
CONSUMER STAPLES 5.7%
Food & Staples Retailing 5.7%
Sysco	193,200	6,463
Wal-Mart	181,000	8,927
Walgreen	178,200	7,910
Total Consumer Staples		23,300
ENERGY 2.0%
Energy Equipment & Services 2.0%
Schlumberger	66,400	4,119
Transocean (1)	56,000	4,101
Total Energy		8,220
FINANCIALS 12.0%
Capital Markets 9.9%
E*TRADE Financial (1)	240,300	5,748
Franklin Resources	64,200	6,789
Legg Mason	60,100	6,062
Morgan Stanley	91,500	6,671
State Street	177,800	11,095
TD Ameritrade Holding	221,100	4,168
		40,533
Consumer Finance 2.1%
SLM Corporation	168,300	8,748
		8,748
Total Financials		49,281
HEALTH CARE 17.3%
Biotechnology 6.2%
Amgen (1)	85,300	6,101
Celgene (1)	67,700	2,931
Cephalon (1)	38,800	2,396
Genentech (1)	80,600	6,666
Gilead Sciences (1)	104,800	7,200
		25,294
Health Care Equipment & Supplies 2.6%
Medtronic	149,000	6,920
St. Jude Medical (1)	112,500	3,970
		10,890
Health Care Providers & Services 7.3%
Caremark RX	136,600	7,741
Humana (1)	86,500	5,717
Medco (1)	45,400	2,729
UnitedHealth Group	202,900	9,983
WellPoint (1)	51,000	3,929
		30,099
Pharmaceuticals 1.2%
Sepracor (1)	102,000	4,941
		4,941
Total Health Care		71,224
INDUSTRIALS & BUSINESS SERVICES 9.1%
Airlines 1.8%
Southwest Airlines	450,000	7,497
		7,497
Industrial Conglomerates 5.3%
GE	611,400	21,582
		21,582
Machinery 2.0%
Danaher	121,400	8,337
		8,337
Total Industrials & Business Services		37,416
INFORMATION TECHNOLOGY 33.6%
Communications Equipment 4.7%
Corning (1)	127,600	3,115
Juniper Networks (1)	706,700	12,212
LM Ericsson, Class B	112,400	3,872
		19,199
Computers & Peripherals 1.4%
Apple Computer (1)	73,200	5,638
		5,638
Internet Software & Services 5.1%
Google, Class A (1)	22,700	9,123
Monster Worldwide (1)	83,200	3,011
Yahoo! (1)	355,000	8,974
		21,108
IT Services 3.3%
Accenture, Class A	223,000	7,071
Automatic Data Processing	136,100	6,443
		13,514
Semiconductor & Semiconductor Equipment 12.7%
Analog Devices	245,000	7,201
Applied Materials	488,300	8,658
Intel	252,900	5,202
Marvell Technology Group (1)	475,700	9,214
Maxim Integrated Products	288,100	8,087
Texas Instruments	159,700	5,310
Xilinx	383,100	8,409
		52,081
Software 6.4%
Adobe Systems (1)	147,600	5,528
Microsoft	498,200	13,616
NAVTEQ (1)	147,000	3,838
Red Hat (1)	156,700	3,303
		26,285

Total Information Technology		137,825
MATERIALS 0.9%
Chemicals 0.9%
Monsanto	77,700	3,653
Total Materials		3,653
TELECOMMUNICATION SERVICES 3.6%
Wireless Telecommunication Services 3.6%
American Tower Systems, Class A (1)	400,100	14,603
Total Telecommunication Services		14,603
Total Common Stocks (Cost $386,731)		403,468
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	13,312,131	13,312
Total Short-Term Investments (Cost $13,312)		13,312
Total Investments in Securities
101.5% of Net Assets (Cost $400,043)		$416,780

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Growth Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital appreciation through investments in common stocks of growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $400,043,000. Net unrealized gain aggregated $16,737,000 at period-end, of which $35,355,000 related to appreciated investments and $18,618,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $378,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $13,312,000 and $6,221,000, respectively.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 10.1%
Hotels, Restaurants & Leisure 2.5%
International Game Technology	7,900	328
Marriott, Class A	5,200	201
Wynn Resorts (1)	4,700	319
		848
Household Durables 1.4%
Garmin	4,400	215
Harman International	3,200	267
		482
Internet & Catalog Retail 0.7%
Amazon.com (1)	6,900	222
		222
Media 1.3%
Grupo Televisa ADR	3,500	74
McGraw-Hill	200	12
Time Warner	8,400	153
Viacom, Class B (1)	4,900	182
		421
Multiline Retail 2.8%
Kohl's (1)	8,800	571
Target	6,800	376
		947
Specialty Retail 1.4%
Bed Bath & Beyond (1)	700	27
Best Buy	2,075	111
Home Depot	9,000	326
		464
Total Consumer Discretionary		3,384
CONSUMER STAPLES 5.0%
Beverages 1.0%
PepsiCo	4,950	323
		323
Food & Staples Retailing 2.5%
CVS	6,800	219
Sysco	4,100	137
Wal-Mart	10,240	505
		861
Household Products 1.5%
Procter & Gamble	8,235	510
		510
Total Consumer Staples		1,694
ENERGY 7.0%
Energy Equipment & Services 4.4%
Baker Hughes	5,100	348
Schlumberger	11,000	682
Smith International	11,900	462
		1,492
Oil, Gas & Consumable Fuels 2.6%
CONSOL Energy	2,300	73
EOG Resources	400	26
ExxonMobil	6,100	409
Murphy Oil	3,300	157
Total ADR	2,900	191
		856
Total Energy		2,348
FINANCIALS 21.3%

Capital Markets 12.3%
Ameriprise Financial	430	20
Charles Schwab	16,900	303
E*TRADE Financial (1)	12,500	299
Franklin Resources	4,450	471
Goldman Sachs	2,450	414
Legg Mason	3,250	328
Mellon Financial	2,500	98
Merrill Lynch	3,800	297
Morgan Stanley	4,100	299
Northern Trust	4,800	280
State Street	9,600	599
TD Ameritrade Holding	13,600	256
UBS (CHF)	7,901	473
		4,137
Commercial Banks 0.9%
Wells Fargo	8,600	311
		311
Consumer Finance 2.8%
American Express	9,050	507
SLM Corporation	8,500	442
		949
Diversified Financial Services 2.0%
Chicago Mercantile Exchange Holdings	230	110
Citigroup	11,300	561
		671
Insurance 3.0%
American International Group	8,450	560
Hartford Financial Services	2,800	243
Prudential Financial	2,600	198
		1,001
Thrifts & Mortgage Finance 0.3%
Countrywide Credit	3,100	109
		109

Total Financials		7,178
HEALTH CARE 19.9%

Biotechnology 4.8%
Amgen (1)	7,330	524
Celgene (1)	4,200	182
Genentech (1)	4,900	405
Genzyme (1)	900	61
Gilead Sciences (1)	6,500	447
		1,619
Health Care Equipment & Supplies 2.6%
Alcon	500	57
Medtronic	7,800	362
St. Jude Medical (1)	5,900	208
Stryker	5,200	258
		885
Health Care Providers & Services 8.0%
Aetna	6,100	241
Cardinal Health	1,600	105
Caremark RX	8,900	504
DaVita (1)	600	35
Humana (1)	4,200	278
Medco (1)	2,400	144
Quest Diagnostics	3,000	184
UnitedHealth Group	16,000	787
WellPoint (1)	5,200	401
		2,679
Pharmaceuticals 4.5%
Allergan	1,300	146
Johnson & Johnson	2,350	153
Novartis (CHF)	4,600	269
Pfizer	9,400	267
Roche Holding (CHF)	1,473	255
Sepracor (1)	4,200	203
Wyeth	4,650	236
		1,529
Total Health Care		6,712
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 2.0%
General Dynamics	4,100	294
Honeywell International	3,700	152
Rockwell Collins	2,300	126
United Technologies	1,500	95
		667
Industrial Conglomerates 4.3%
GE	37,500	1,324
Tyco International	4,800	134
		1,458
Machinery 3.3%
Danaher	12,240	840
Deere	400	34
Illinois Tool Works	5,100	229
		1,103
Road & Rail 0.3%
Union Pacific	1,000	88
		88
Total Industrials & Business Services		3,316
INFORMATION TECHNOLOGY 22.5%
Communications Equipment 4.5%
Cisco Systems (1)	25,600	589
Corning (1)	7,900	193
Juniper Networks (1)	13,400	231
LM Ericsson (SEK)	40,000	139
Motorola	1,400	35
Nokia ADR	13,600	268
QUALCOMM	1,400	51
		1,506
Computers & Peripherals 1.9%
Apple Computer (1)	4,800	370
Dell (1)	3,900	89
EMC (1)	13,900	167
		626
Internet Software & Services 3.7%
eBay (1)	3,900	111
Google, Class A (1)	1,650	663
Monster Worldwide (1)	3,000	108
Yahoo! (1)	14,200	359
		1,241
IT Services 1.8%
Automatic Data Processing	8,600	407
First Data	4,200	176
Paychex	800	30
		613
Semiconductor & Semiconductor Equipment 5.9%
Analog Devices	6,250	184
Applied Materials	9,900	175
Intel	8,500	175
Linear Technology	7,400	230
Marvell Technology Group (1)	16,600	322
Maxim Integrated Products	12,700	356
Texas Instruments	8,200	273
Xilinx	12,400	272
		1,987
Software 4.7%
Adobe Systems (1)	6,200	232
Intuit (1)	4,000	128
Microsoft	32,000	875
Oracle (1)	20,500	364
		1,599
Total Information Technology		7,572
MATERIALS 0.8%
Chemicals 0.8%
Monsanto	5,900	277
Total Materials		277
TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 0.7%
Telus, Non-voting shares	4,200	235
		235
Wireless Telecommunication Services 2.4%
America Movil ADR, Series L	7,600	299
American Tower Systems, Class A (1)	11,100	405
Rogers Communications, Class B	2,000	110
		814
Total Telecommunication Services		1,049
Total Common Stocks (Cost $28,682)		33,530
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	277,657	278
Total Short-Term Investments (Cost $278)		278
Total Investments in Securities
100.4% of Net Assets (Cost $28,960)		$33,808

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
CHF	Swiss Franc
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Large-Cap Core Growth Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Equity Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Large-Cap Core Growth Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $28,960,000. Net unrealized gain aggregated $4,848,000 at period-end, of which $5,883,000 related to appreciated investments and $1,035,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $15,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $278,000 and $275,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Equity Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006